Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000016770
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	3.85%	(0.78%)	1.88%
C000016773
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.99%	(0.97%)	1.41%
C000016774
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000016775
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000016770
Average Annual Return [Line Items]
Average Annual Return, Percent	6.78%	(0.23%)	2.16%
Without Sales Load [Member] | C000016773
Average Annual Return [Line Items]
Average Annual Return, Percent	5.99%	(0.97%)	1.41%
Without Sales Load [Member] | C000016774
Average Annual Return [Line Items]
Average Annual Return, Percent	7.06%	0.02%	2.42%
Without Sales Load [Member] | C000016775
Average Annual Return [Line Items]
Average Annual Return, Percent	6.98%	0.01%	2.43%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.85%	(0.20%)	1.88%